9. Other accrued expenses and other liabilities (Details A) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities
Payroll related	$ 599,706	$ 479,087	$ 329,191
Estimated damage liability that may not be covered by insurance	393,592	393,592	300,000
Estimate settlement with vendor in Europe		0	300,000
Professional fees	110,000	110,000	269,710
Accrued board fees	751,660	657,934	241,011
Consultant fees		0	133,777
Other	(25,839)	57,101	109,819
Total Accounts Payable and Accrued Liabilities	$ 1,829,119	$ 1,697,714	$ 1,683,508